Other Reserves (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Balance		$ 2,606,722	$ 2,470,417	$ 2,128,566
Currency translation differences		61,846	(79,599)	40,017
Other comprehensive income		61,846	(79,599)	40,017
Transactions with owners in their capacity as owners
Options issued during the year		1,343,500	156,392	136,784
Granted options to be issued	[1]
Expense of vested options		(100)	59,975	333,950
Options lapsed				(168,900)
Options and warrants lapsed		(311,635)	(463)
Balance		3,700,333	2,606,722	2,470,417
Share-based payments [Member]
Statement Line Items [Line Items]
Balance		2,650,039	2,434,135	2,132,301
Currency translation differences
Other comprehensive income
Transactions with owners in their capacity as owners
Options issued during the year		1,343,500	156,392	136,784
Granted options to be issued	[1]
Expense of vested options		(100)	59,975	333,950
Options lapsed				(168,900)
Options and warrants lapsed		(311,635)	(463)
Balance		3,681,804	2,650,039	2,434,135
Foreign currency translation [Member]
Statement Line Items [Line Items]
Balance		(43,317)	36,282	(3,735)
Currency translation differences		61,846	(79,599)	40,017
Other comprehensive income		61,846	(79,599)	40,017
Transactions with owners in their capacity as owners
Options issued during the year
Granted options to be issued	[1]
Expense of vested options
Options lapsed
Options and warrants lapsed
Balance		$ 18,529	$ (43,317)	$ 36,282

[1]	On 9 December 2016, the Company issued 1 million options exercisable at A$0.50 per option expiring on April 1, 2017 to an employee under the Company's ESOP following the successful completion of the related milestone pertaining to a minimum recruitment of 100 patients into the Company's NASH Phase 2 clinical trial.